Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109
                                   November 2, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam International Growth and Income Fund (the "fund"), a series of Putnam Funds Trust (the "Trust") (Reg. No. 333-515) (811-7513) Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 1999.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                              Very truly yours,

                              Putnam International Growth and Income Fund

                              /s/ Gordon H. Silver
                         By:_______________________________________
                              Gordon H. Silver
                              Vice President


cc:  William M. Shields, Esq.